Other income / expenses and adjustments - Summary of Changes In The Fair Value Of Financial Instruments (Detail) - GBP (£) £ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of Changes in the fair value of financial instruments [Line Items]
Gain (Loss) on change in fair value of warrants	£ (109,849)	£ 875	£ 716
Placement [Member]
Disclosure of Changes in the fair value of financial instruments [Line Items]
Gain (Loss) on change in fair value of warrants	(45,977)
Bank Loan [member]
Disclosure of Changes in the fair value of financial instruments [Line Items]
Gain (Loss) on change in fair value of warrants	(714)	875	£ 716
Embedded Derivative [Member]
Disclosure of Changes in the fair value of financial instruments [Line Items]
Gain (Loss) on change in fair value of warrants	£ (63,158)	£ 0